UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number   811-09583
                                                  ---------------

                           UBS Eucalyptus Fund L.L.C.
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
            --------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2007
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                           UBS EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)





                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

                           UBS EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007




                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital.......................  1

Statement of Operations.....................................................  2

Statements of Changes in Members' Capital...................................  3

Statement of Cash Flows.....................................................  4

Notes to Financial Statements...............................................  5

Schedule of Portfolio Investments........................................... 15

                                                     UBS EUCALYPTUS FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2007

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $260,344,476)            $311,428,807
Cash and cash equivalents                                             4,685,296
Receivables:
  Investments sold, not settled                                     188,664,877
  Due from brokers                                                   76,136,336
  Interest                                                              260,443
  Dividends                                                             117,702

--------------------------------------------------------------------------------

TOTAL ASSETS                                                        581,293,461
--------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of
  sales $68,475,100)                                                 65,940,493
Unrealized depreciation on swaps                                        491,180
Payables:
  Investments purchased, not settled                                191,023,711
  Due to brokers                                                     64,901,669
  Withdrawals payable                                                 1,310,756
  Interest                                                              359,941
  Management fee                                                        294,807
  Professional fees                                                     187,443
  Interest on swaps                                                      84,308
  Administration fee                                                     70,870
  Other                                                                  30,326
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                   324,695,504
--------------------------------------------------------------------------------

NET ASSETS                                                         $256,597,957
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                          $203,579,307
Accumulated net unrealized appreciation on investments in
  securities, swaps, and other assets and liabilities
  denominated in foreign currencies                                  53,018,650
--------------------------------------------------------------------------------

Members' Capital                                                   $256,597,957
--------------------------------------------------------------------------------




   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                            $ 1,615,707
Dividends (less foreign withholding taxes of $41,286)                   702,749
Other Income                                                              1,877
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                               2,320,333
--------------------------------------------------------------------------------

EXPENSES

Management fee                                                        1,626,636
Interest                                                              1,799,610
Dividends                                                               443,977
Administration fee                                                      135,940
Professional fees                                                       123,350
Miscellaneous                                                           141,501
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                        4,271,014
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (1,950,681)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
             SWAPS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) from:
  Investments and swaps                                              31,550,851
  Foreign currency transactions                                          (5,231)
Change in net unrealized appreciation/depreciation from:
  Investments and swaps                                             (12,234,276)
  Other assets and liabilities denominated in foreign currencies        (24,933)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS,
             SWAPS AND FOREIGN CURRENCY TRANSACTIONS                 19,286,411
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS            $17,335,730
--------------------------------------------------------------------------------




   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
         PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) AND YEAR ENDED
                                                               DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                                  MANAGER         MEMBERS          TOTAL
----------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2006                                            $ 12,216,131    $268,765,351    $280,981,482

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                              (100,121)     (3,275,872)     (3,375,993)
  Net realized gain from investments
         and foreign currency transactions                                        1,033,887      30,436,237      31,470,124
  Change in net unrealized
         appreciation/depreciation from investments and other
         assets and liabilities denominated in foreign currencies                   223,789       5,871,052       6,094,841
Incentive allocation                                                              7,027,814      (7,027,814)              -
----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                                  8,185,369      26,003,603      34,188,972
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                                    -       3,486,102       3,486,102
  Members' withdrawals                                                           (4,576,666)    (32,717,021)    (37,293,687)
----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                               (4,576,666)    (29,230,919)    (33,807,585)
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2006                                          $ 15,824,834    $265,538,035    $281,362,869
----------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                                 5,400      (1,956,081)     (1,950,681)
  Net realized gain from investments, swaps
         and foreign currency transactions                                          402,815      31,142,805      31,545,620
  Change in net unrealized
         appreciation/depreciation from investments, swaps
         and other assets and liabilities denominated in foreign currencies        (510,752)    (11,748,457)    (12,259,209)
Incentive allocation                                                              3,564,744      (3,564,744)              -
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                                  3,462,207      13,873,523      17,335,730
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                                    -               -               -
  Members' withdrawals                                                          (15,534,725)    (26,565,917)    (42,100,642)
----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                              (15,534,725)    (26,565,917)    (42,100,642)
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2007                                              $  3,752,316    $252,845,641    $256,597,957
----------------------------------------------------------------------------------------------------------------------------




   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

---------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                                   $  17,335,730
Adjustments to reconcile net increase in Members' capital derived from operations to net cash provided by operating activities:
  Purchases of investments                                                                  (309,165,975)
  Proceeds from disposition of investments                                                   299,276,825
  Proceeds received from short sales                                                         232,131,161
  Cost to cover short sales                                                                 (224,627,487)
  Net realized gain from investments and derivative contracts                                (31,550,851)
  Change in net unrealized appreciation/depreciation from investments, swaps                  12,234,276
     and liabilities denominated in foreign currencies
  Changes in assets and liabilities:
    (Increase) decrease in assets:
       Investments sold, not settled                                                        (184,565,033)
       Due from brokers                                                                       (4,394,282)
       Interest                                                                                      (21)
       Dividends                                                                                (105,453)
       Other assets                                                                                1,198
    Increase (decrease) in payables:
      Investments purchased, not settled                                                     190,649,569
      Due to brokers                                                                           5,681,480
      Interest                                                                                    40,959
      Management fee                                                                             (13,782)
      Professional fees                                                                         (203,542)
      Interest on swaps                                                                                -
      Administration fee                                                                          19,694
      Dividends                                                                                   (6,316)
      Other                                                                                       (4,490)
---------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                      2,733,660

CASH FLOWS FROM FINANCING ACTIVITIES
Members' withdrawals                                                                         (26,689,055)
Manager withdrawals                                                                          (15,534,725)
---------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                        (42,223,780)

Net decrease in cash and cash equivalents                                                    (39,490,120)
Cash and cash equivalents--beginning of period                                                44,175,416
---------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                   $   4,685,296
---------------------------------------------------------------------------------------------------------

Supplemental cash flows disclosure:
      Interest paid                                                                        $   1,758,651
---------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

--------------------------------------------------------------------------------

     1.   ORGANIZATION

          UBS Eucalyptus Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 26, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceuticals sectors. Although the Fund will invest primarily in publicly traded securities, it may invest up to 15% of the value of its total assets (measured at the time of purchase) in restricted securities and other investments which are illiquid. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). The Fund also may invest in securities of both established and emerging companies, the securities of which may be denominated in foreign currencies. The Fund commenced operations on November 22, 1999.

          The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Eucalyptus Management, L.L.C. (the "Manager") a Delaware limited liability company, to provide investment advice to the Fund.

          The  Manager  is a joint  venture  between  UBS Fund  Advisor,  L.L.C.
          ("UBSFA") and OrbiMed Advisers L.L.C. ("OrbiMed"). UBSFA is the Managing Member of the Manager and is a direct, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

          Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

          The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year in March and September. A Member's interest in the Fund, or a portion thereof, can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES

          A.   PORTFOLIO VALUATION

          Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

          Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

          If market quotations are not readily available, the securities described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund holds no such securities at June 30, 2007.

          When the Fund purchases restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Such discount is reduced over the period of the restriction. There were no restricted PIPEs at June 30, 2007.

          Private securities including warrants are valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investment is revalued in a manner that the Manager, following procedures approved by the Directors, determines best reflects its fair value. Private securities are initially carried at their original funded cost. The carrying value of these securities is adjusted when transactions or events occur that directly affect the value of such securities. Downward adjustments relating to such securities are also made in the event that the eventual realizable value is determined to be less than the carrying value.

          Fair value represents a good faith approximation of the value of an asset and is used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets, in retrospect, may not be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's net asset value. As a result, the Fund's issuance or repurchase of its interests at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          A.   PORTFOLIO VALUATION (CONTINUED)

          All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

          On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities or liabilities at June 30, 2007.

          Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

          The Fund may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets, Liabilities and Members' Capital as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

          In writing an option, the Fund bears the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

          B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

          Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                   PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION (CONTINUED)

          dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

          C.   FUND COSTS

          The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Syndication costs are charged to capital as incurred.

          D.   INCOME TAXES

          No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

          E.   CASH AND CASH EQUIVALENTS

          Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                        NOTES TO FINANCIAL STATEMENT (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                   PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          F.   USE OF ESTIMATES

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.   RELATED PARTY TRANSACTIONS

          UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "UBSFA Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Member's capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to OrbiMed.

          UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

          The Fund may execute portfolio transactions through UBS FSI and its affiliates. For the period from January 1, 2007 to June 30, 2007, UBS FSI and its affiliates earned brokerage commissions of $93,751 from portfolio transactions executed on behalf of the Fund.

          The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund and generally at the end of each fiscal year thereafter, upon a Member's withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, (defined as net increase in Members Capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the period from January 1, 2007 to June 30, 2007 and the year ended December 31, 2006 was $3,564,744 and $7,027,814; respectively, and has been recorded as an increase to the Manager's capital account, such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of the period from January 1, 2007 to June 30, 2007 and as of the year ended December 31, 2006, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                        NOTES TO FINANCIAL STATEMENT (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                   PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

     3.   RELATED PARTY TRANSACTIONS (CONTINUED)

          Members.

          Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2007 to June 30, 2007 were $28,790.

          As described in the private placement memorandum, certain brokerage arrangements provide that OrbiMed receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by OrbiMed for research and related services that would then be paid for, or provided by, the broker. The research services obtained by OrbiMed through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by OrbiMed.

     4.   ADMINISTRATION AND CUSTODIAN FEES

          PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

          PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

     5.   SECURITIES TRANSACTIONS

          Aggregate purchases and proceeds from sales of investment securities and swaps, for the period from January 1, 2007 to June 30, 2007, amounted to $533,793,462 and $531,407,986 respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $224,627,487 and $232,131,161 respectively, and purchases and sales of options and warrants amounting to $5,034,228 and $1,806,848 respectively. Net realized loss resulting from short positions was $7,263,529 for the period from January 1, 2007 to June 30, 2007.

          At June 30, 2007, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accumulated net unrealized appreciation on investments was $53,018,650 consisting of $68,573,298 gross unrealized appreciation and $15,554,648 gross unrealized depreciation.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                        NOTES TO FINANCIAL STATEMENT (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                   PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------


     6.   DUE TO BROKERS

          The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the period from January 1, 2007 to June 30, 2007, the Fund's average interest rate paid on borrowings was 5.72% per annum and the average borrowings outstanding were $62,808,577. The Fund had borrowings outstanding at June 30, 2007 totaling $64,901,669 recorded as due to brokers on the Statement of Assets, Liabilities and Members' Capital. Interest expense, relating to these borrowings, for the period from January1, 2007 to June 30, 2007 was $1,797,637 of which $315,563 was payable at June 30, 2007.

     7.   DUE FROM BROKERS

          Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from brokers (Morgan Stanley & Co. Incorporated and Goldman Sachs & Co.) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

     8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

          Derivative contracts serve as components of the Fund's investment strategies and are utilized to structure and hedge investments to enhance performance and reduce risk to the Fund as well as for speculative purposes and other independent profit opportunities. The derivative contracts that the Fund holds include foreign currency forwards and futures contracts, options, and swaps.

          Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

          Swaps represent agreements that obligate two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or otherwise determined notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Therefore, amounts required for the future satisfaction of the swap may be greater or less than the amount recorded. The ultimate gain or loss depends upon the price or rate at which the underlying financial instrument of the swap is valued at the swap's settlement date. The Fund is subject to the market risk associated with changes in the value of the

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                        NOTES TO FINANCIAL STATEMENT (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                   PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

     8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

          underlying asset, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized on the Statement of Assets, Liabilities and Members' Capital. The unrealized gain or loss, rather than the contract amount, represents the approximate cash to be received or paid, respectively.

          The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

          During the period from January 1, 2007 to June 30, 2007, the Fund did not trade any futures contracts.

          Written option activity for the period from January 1, 2007 to June 30, 2007 for UBS Eucalyptus Fund, L.L.C. is as follows:

     ---------------------------------------- -------------- ----------------
                                                NUMBER OF       AMOUNT OF
                                                CONTRACTS       PREMIUMS
                                                                RECEIVED
     ---------------------------------------- -------------- ----------------
     Options outstanding at
     December 31, 2006                            33,860       $2,955,385
     ---------------------------------------- -------------- ----------------
     Options written                              95,552        8,690,687
     ---------------------------------------- -------------- ----------------
     Options terminated in closing               (32,784)      (3,001,312)
     purchase transactions
     ---------------------------------------- -------------- ----------------
     Options expired prior to exercise           (73,557)      (6,259,822)
     ---------------------------------------- -------------- ----------------
     Options outstanding at June 30, 2007         23,071       $2,384,938
     ---------------------------------------- -------------- ----------------

          During the period from January 1, 2007 to June 30, 2007, the realized loss on written option contracts was $1,062,124.

     9.   INDEMNIFICATION

          In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                        NOTES TO FINANCIAL STATEMENT (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                   PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

     10.  NEW ACCOUNTING PRONOUNCEMENTS

          On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                        NOTES TO FINANCIAL STATEMENT (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                   PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

     11.  FINANCIAL HIGHLIGHTS

          The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                               PERIOD FROM
                                             JANUARY 1, 2007
                                            TO JUNE 30, 2007
                                               (UNAUDITED)       2006         2005            2004            2003           2002
                                            ----------------     ----         ----            ----            ----           ----
Ratio of net investment loss to average
net assets****                                  (1.45)%*        (1.23)%      (1.48)%         (1.38)%         (1.43)%        (1.13)%
Ratio of total expenses to average net
assets before incentive****                      3.17%*          2.81%        2.20%           1.94%           1.98%          2.00%
Ratio of total expenses to average net
assets after incentive*****                      5.81%*          5.37%        3.82%           2.21%           2.01%          2.00%

Portfolio turnover rate                         94.49%          65.08%       62.86%          57.85%          65.34%         73.26%

Total return before incentive allocation**       7.49%          13.48%       10.50%           3.91%          38.98%        (30.18)%

Total return after incentive allocation***       5.99%          10.78%        8.40%           3.13%          31.18%        (30.18)%

Average debt ratio****                          23.10%          16.16%       11.15%******     8.61%          13.18%         17.11%

Net asset value at end of period            $256,597,957    $281,362,869   $280,981,482   $281,519,204   $247,119,114   $177,349,355

              *  Annualized

             ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.

            *** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.

           **** The average net assets used in the above ratios are calculated using pre-tender net assets.

          ***** Ratio of total expenses to average net assets after incentive allocation to the Manager may vary from the above for individual Members due to incentive allocation, if applicable, and timing of capital transactions.

         ******  Amount restated from prior year.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

      SHARES                                                                                 MARKET VALUE/FAIR VALUE
--------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (UNITED STATES UNLESS OTHERWISE NOTED) (121.37%)
                    --------------------------------------------------------------------------
                    CORPORATE BONDS (0.78%)
                    -----------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.26%)
          900,000   Oscient Pharmaceuticals, 3.50%, 04/15/11                                       $       666,000
                                                                                                    ---------------
                    THERAPEUTICS (0.52%)
        1,500,000   Vion Pharmaceuticals, Inc., 7.75%, 02/15/12                                          1,342,500
                                                                                                    ---------------
                    TOTAL CORPORATE BONDS (Cost $2,205,127)                                              2,008,500
                                                                                                    ---------------

      SHARES
-------------------
                    COMMON STOCK (118.74%)
                    ----------------------
                    CHEMICALS - DIVERSIFIED (2.10%)
        1,750,000   Ube Industries, Ltd. - (Japan) **                                                    5,384,833
                                                                                                    ---------------
                    DENTAL SUPPLIES & EQUIP (4.80%)
          510,000   Align Technology, Inc. *,(a)                                                        12,321,600
                                                                                                    ---------------
                    DIAGNOSTIC EQUIPMENT (3.77%)
          160,000   Gen-Probe, Inc. *,(a)                                                                9,667,200
                                                                                                    ---------------
                    DIAGNOSTIC KITS (0.41%)
          640,000   Adaltis, Inc. - (Canada) *,**, (b)                                                   1,052,277
                                                                                                    ---------------
                    DRUG DELIVERY SYSTEMS (0.50%)
          585,000   Ap Pharma, Inc *                                                                     1,281,150
                                                                                                    ---------------
                    MEDICAL - BIOMEDICAL/GENETICS (52.40%)
           60,000   Acorda Therapeutics Inc. *                                                           1,023,600
           95,000   American Oriental Bioengineering, Inc. *                                               845,500
          305,200   Amgen, Inc. *,(a)                                                                   16,874,508
           95,200   Arena Pharmaceuticals, Inc. *,(a)                                                    1,046,248
        1,190,200   ARIAD Pharmaceuticals, Inc. *,(a)                                                    6,534,198
          300,000   ArQule, Inc. *,(a)                                                                   2,115,000
          229,000   Biogen Idec, Inc. *,(a)                                                             12,251,500
          150,000   CuraGen Corp. *                                                                        295,500
          460,000   Cytogen Corp. *,(b)                                                                    897,000
           25,300   Cytogen Corp. *,(b)                                                                     49,335
          635,000   Cytokinetics, Inc. *,(a)                                                             3,587,750
          130,000   Epigenomics Ag - (Germany) *,**                                                        619,767
          237,200   Genentech, Inc. *,(a)                                                               17,946,552
          275,000   Genomic Health, Inc. *,(a)                                                           5,170,000
          199,000   Genzyme Corp. *,(a)                                                                 12,815,600
          176,000   InterMune, Inc. *,(a)                                                                4,565,440
          857,000   Kosan Biosciences, Inc. *,(a)                                                        4,473,540
          205,000   Lifecell Corp. *,(a)                                                                 6,260,700
          300,100   Millennium Pharmaceuticals, Inc. *,(a)                                               3,172,057
          405,200   Momenta Pharmaceutical, Inc. *,(a)                                                   4,084,416
           18,800   Morphosys Ag - (Germany) *,**                                                        1,226,352
          560,000   Neose Technologies, Inc. *,(b)                                                       1,377,600


    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

      SHARES                                                                                 MARKET VALUE/FAIR VALUE
--------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
        1,300,000   Novelos Therapeutics, Inc. *,(b)                                               $     1,131,000
          209,000   Omrix Biopharmaceuticals, Inc. *,(a)                                                 6,575,140
           42,800   Paion Ag - (Germany) *,**                                                              168,208
          638,000   Panacos Pharmaceuticals Inc. *,(a)                                                   2,060,740
          513,400   Seattle Genetics, Inc. *,(a)                                                         5,036,454
          330,000   Targeted Genetics Corp. *,(b)                                                          897,600
          139,700   Third Wave Technologies *                                                              817,245
          234,800   Vertex Pharmaceuticals, Inc. *,(a)                                                   6,705,888
        1,259,988   XOMA Ltd. *                                                                          3,830,363
                                                                                                    ---------------
                                                                                                       134,454,801
                                                                                                    ---------------
                    MEDICAL - DRUGS (38.59%)
           50,300   Advanced Life Sciences Holdings, Inc. *,(a)                                            134,301
        4,623,500   Antisoma Plc - (United Kingdom) *,**                                                 4,058,387
          335,000   Array BioPharma, Inc. *,(a)                                                          3,909,450
          270,000   Bristol Myers Squibb Co.                                                             8,521,200
           50,000   Cephalon, Inc. *,(a)                                                                 4,019,500
          430,000   Chugai Pharmaceutical Co., Ltd. - (Japan) **, (a)                                    7,712,458
          945,000   Indevus Pharmaceuticals *,(a)                                                        6,359,850
          110,700   Nichi-Iko Pharmaceutical Co., Ltd. - (Japan) **                                      1,927,244
          115,000   OSI Pharmaceuticals, Inc. *,(a)                                                      4,164,150
          308,000   Pfizer, Inc. (a)                                                                     7,875,560
          521,000   Poniard Pharmaceuticals, Inc. *,(a)                                                  3,542,800
          252,000   Repros Therapeutics, Inc. *,(a)                                                      3,150,000
           24,000   Roche Holding Ag - (Switzerland) **                                                  4,785,901
          415,000   Schering-Plough Corp. (a)                                                           12,632,600
        3,000,000   Skyepharma Plc - (United Kingdom) *,**                                               1,595,040
           39,700   Synta Pharmaceuticals Corp. *                                                          329,510
          145,000   Takeda Pharmaceutical Co., Ltd. - (Japan) **, (a)                                    9,346,128
          471,400   Vernalis PLC- (United Kingdom) *,**                                                    572,202
          251,000   Wyeth (a)                                                                           14,392,340
                                                                                                    ---------------
                                                                                                        99,028,621
                                                                                                    ---------------
                    MEDICAL - GENERIC DRUGS (3.04%)
          434,800   Nippon Chemiphar Co., Ltd. - (Japan) **                                              1,837,853
           84,000   Sawai Pharmaceutical Co., Ltd. - (Japan) **                                          2,890,805
           75,400   Towa Pharmaceutical Co., Ltd. - (Japan) **                                           3,083,283
                                                                                                    ---------------
                                                                                                         7,811,941
                                                                                                    ---------------
                    MEDICAL INSTRUMENTS (0.21%)
           29,000   Thoratec Labs Corp. *                                                                  533,310
                                                                                                    ---------------
                    MEDICAL PRODUCTS (1.13%)
           22,400   Caliper Life Sciences Inc *,(a)                                                        105,056
           47,800   Sorin Spa - (Italy) *,**                                                               125,885


    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

      SHARES                                                                                 MARKET VALUE/FAIR VALUE
--------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL PRODUCTS (CONTINUED)
          198,800   Vnus Medical Technologies *,(a)                                                $     2,663,920
                                                                                                    ---------------
                                                                                                         2,894,861
                                                                                                    ---------------
                    THERAPEUTICS (10.71%)
          995,907   Adherex Technologies, Inc. - (Canada) *,**                                             533,647
        1,500,000   Adherex Technologies, Inc. - (Canada) *,**, (b)                                        751,586
           77,000   Alexa Pharmaceuticals, Inc. *,(a)                                                      636,790
          228,100   Allos Therapeutics, Inc. *                                                           1,008,202
          138,900   Bioenvision, Inc. *                                                                    802,842
          300,000   BioMarin Pharmaceuticals, Inc. *,(a)                                                 5,382,000
          464,000   Cytrx Corporation *                                                                  1,447,680
           73,600   Discovery Laboratories,inc. *,(b)                                                      208,288
           47,600   ImClone Systems, Inc. *                                                              1,683,136
          335,000   Neurogen Corporation *,(a)                                                           2,224,400
          267,000   Onyx Pharmaceuticals, Inc. *,(a)                                                     7,182,300
          189,400   Tanox, Inc. *,(a)                                                                    3,676,254
          284,600   Trimeris, Inc. *,(a)                                                                 1,946,664
                                                                                                    ---------------
                                                                                                        27,483,789
                                                                                                    ---------------
                    ULTRA SOUND IMAGING SYSTEM (1.08%)
           87,900   Sonosite, Inc.                                                                       2,762,697
                                                                                                    ---------------
                    TOTAL COMMON STOCK (Cost $255,792,907)                                             304,677,080
                                                                                                    ---------------
                    WARRANTS (1.36%)
                    ----------------
                    DIAGNOSTIC KITS (0.05%)
          224,000   Adaltis, Inc., CAD2.20, 5/02/12 *,**, (b)                                              134,768
                                                                                                    ---------------
                    DRUG DELIVERY SYSTEMS (0.03%)
          930,000   DOR BioPharma, Inc., $0.88, 7/17/08 *,(b)                                               83,700
                                                                                                    ---------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.68%)
           87,500   Cytogen Corp., $3.32, 11/07/11 *,(b)                                                    37,625
          115,000   Cytogen Corp., $6.00, 7/22/15 *,(b)                                                     51,750
          100,600   Entremed, Inc., $3.50, 12/27/09 *,(b)                                                    3,018
           15,325   Illumina Inc., $21.80, 01/19/11 *,(b)                                                  342,973
           12,004   Illumina Inc., $21.80, 11/23/10 *,(b)                                                  266,849
          100,000   MicroIslet, Inc., $1.00, 3/16/09 *,(b)                                                  15,000
          252,000   Neose Technolgies, Inc., $1.96, 3/09/12 *,(b)                                          330,120
               45   Orchid Cellmark, Inc., $21.70, 7/24/11 *,(b)                                                --
               45   Orchid Cellmark, Inc., $23.50, 9/20/11 *,(b)                                                 2
              120   Orchid Cellmark, Inc., $8.05, 12/12/11 *,(b)                                                --
           43,750   Oscient Pharmaceuticals Corp., $2.22, 4/6/11 *,(b)                                     124,687
          182,250   Prana Biotechnology, Ltd. - AUD 8.00, 4/28/09 *,**, (b), (d)                             9,113
          330,000   Targeted Gentics Corp., $3.25, 6/22/12 *,(b)                                           551,100
                                                                                                    ---------------
                                                                                                         1,732,237
                                                                                                    ---------------

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

      SHARES                                                                                 MARKET VALUE/FAIR VALUE
--------------------------------------------------------------------------------------------------------------------
                    WARRANTS (CONTINUED)
                    --------------------
                    MEDICAL - IMAGING SYSTEMS (0.06%)
          650,000   Novelos Therapeutical, Inc., $1.25, 5/02/12 *,(b)                              $       162,500
                                                                                                    ---------------
                    MEDICAL LABS & TESTING SERVICES (0.00%)
           26,400   Clarient, Inc., $2.75, 03/25/08 *,(b)                                                    7,920
                                                                                                    ---------------
                    THERAPEUTICS (0.53%)
          750,000   Adherex Technologies, Inc., - CAD 0.40, 2/21/10 *,**, (b)                              190,364
          420,000   Adherex Technologies, Inc., - CAD 2.15, 12/15/08 *,**, (b)                               3,949
           95,000   Isis Pharmaceuticals, Inc., $5.24, 8/22/10 *,(b)                                       509,200
          250,000   Spectrum Pharmaceuticals, Inc., $6.62, 9/14/11 *,(b)                                   547,500
          195,000   Vion Pharmaceuticals, Inc., $2.00, 2/15/2010 *,(b)                                     107,250
                                                                                                    ---------------
                                                                                                         1,358,263
                                                                                                    ---------------
                    TOTAL WARRANTS (Cost $402,762)                                                       3,479,388
                                                                                                    ---------------
     NUMBER OF
     CONTRACTS
-------------------
                    CALL OPTIONS (0.40%)
                    --------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.02%)
              610   Amgen, Inc., $70.00, 01/19/08                                                           41,175
                                                                                                    ---------------
                    MEDICAL - DRUGS (0.31%)
            2,000   Bristol-Myers Squibb Company, $30.00, 09/22/07                                         485,000
              460   Glaxosmithkline Plc - Spon Adr, $52.50, 08/18/07                                        89,700
              970   Merck & Company Inc., $50.00, 8/18/07                                                  169,750
              100   Roche Holding, CHF215, 08/17/07 **                                                      56,494
                                                                                                    ---------------
                                                                                                           800,944
                                                                                                    ---------------
                    THERAPEUTICS (0.07%)
              400   Amylin Pharmaceuticals, Inc., $45.00, 01/19/08                                         188,000
              855   Dendreon Corp., $20.00, 08/18/07                                                         4,275
                                                                                                    ---------------
                                                                                                           192,275
                                                                                                    ---------------
                    TOTAL CALL OPTIONS (Cost $1,747,443)                                                 1,034,394
                                                                                                    ---------------
                    PUT OPTIONS (0.09%)
                    MEDICAL - BIOMEDICAL/GENETICS (0.07%)
              855   Millennium Pharmaceuticals, Inc., $12.50, 8/18/07                                      166,725
                                                                                                    ---------------
                    STOCK INDEX (0.02%)
              640   Pharmaceutical Holdrs Trust, $80.00, 8/18/07                                            62,720
                                                                                                    ---------------
                    TOTAL PUT OPTIONS (Cost $196,237)                                                      229,445
                                                                                                    ---------------
                    INVESTMENTS IN SECURITIES (Cost $260,344,476)                                      311,428,807
                                                                                                    ---------------

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

      SHARES                                                                                 MARKET VALUE/FAIR VALUE
--------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((24.99)%)
                    -----------------------------------------------
                    DRUG DELIVERY SYSTEMS ((1.59)%)
         (214,700)  Alkermes, Inc. *                                                                    (3,134,620)
         (198,300)  DepoMed, Inc. *                                                                       (945,891)
                                                                                                    ---------------
                                                                                                        (4,080,511)
                                                                                                    ---------------
                    MEDICAL - BIOMEDICAL/GENETICS ((9.15)%)
         (432,600)  ADVENTRX Pharmaceuticals, Inc. *                                                    (1,098,804)
         (439,800)  Ark Therapeutics Group Plc - (United Kingdom) *,**                                  (1,321,377)
         (130,700)  Coley Pharmaceutical Group, Inc. *                                                    (471,827)
         (235,292)  Enzo Biochem, Inc. *                                                                (3,517,616)
          (20,000)  Genmab A/S - (Denmark) *,**                                                         (1,283,075)
          (59,100)  Geron Corp. *                                                                         (416,064)
          (78,000)  GPC Biotech AG - (Germany) *,**                                                     (2,232,213)
          (54,000)  Intercell AG - (Austria) *,**                                                       (1,750,311)
          (30,000)  Invitrogen Corporation *                                                            (2,212,500)
          (41,100)  Medivation, Inc.                                                                      (839,673)
         (190,200)  Metabasis Therapeutics, Inc. *                                                      (1,331,400)
          (37,000)  Myriad Genetics, Inc. *                                                             (1,376,030)
         (112,600)  Nektar Therapeutics *                                                               (1,068,574)
         (154,000)  Novavax, Inc. *                                                                       (446,600)
          (75,000)  Sangamo BioSiences, Inc. *                                                            (609,000)
         (323,000)  Telik, Inc. *                                                                       (1,091,772)
         (256,020)  Zeltia S.A. - (Spain) **                                                            (2,413,456)
                                                                                                    ---------------
                                                                                                       (23,480,292)
                                                                                                    ---------------
                    MEDICAL - DRUGS ((7.45)%)
         (217,300)  H. Lundbeck A/S - (Denmark) **                                                      (5,521,034)
          (68,700)  Idenix Pharmaceuticals Inc. *                                                         (405,330)
         (179,400)  King Pharmaceuticals, Inc. *                                                        (3,670,524)
         (378,000)  Ligand Pharmaceuticals, Inc. - Class B *,(a)                                        (2,600,640)
           (3,800)  Neurosearch A/S - (Denmark) *,**                                                      (193,786)
          (73,100)  Taisho Pharmaceutical Co., Ltd. - (Japan) **                                        (1,447,261)
          (69,000)  UCB SA - (Belgium) **                                                               (4,086,286)
          (82,000)  Zymogenetics, Inc. *                                                                (1,198,020)
                                                                                                    ---------------
                                                                                                       (19,122,881)
                                                                                                    ---------------
                    MEDICAL INSTRUMENTS ((2.23)%)
          (91,100)  Cepheid, Inc. *                                                                     (1,330,069)
          (67,000)  Edwards Lifesciences Corp. *                                                        (3,305,780)
          (22,500)  Kyphon, Inc. *                                                                      (1,083,375)
                                                                                                    ---------------
                                                                                                        (5,719,224)
                                                                                                    ---------------
                    THERAPEUTICS ((4.57)%)
         (148,300)  Antigenics, Inc. *                                                                    (424,138)

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

      SHARES                                                                                 MARKET VALUE/FAIR VALUE
--------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    THERAPEUTICS (CONTINUED)
         (159,000)  CV Therapeutics, Inc. *                                                        $    (2,100,390)
         (574,000)  Dendreon Corp. *                                                                    (4,046,700)
         (165,400)  La Jolla Pharmaceutical Co. *                                                         (740,992)
         (147,600)  Mannkind Corp. *                                                                    (1,819,908)
          (81,300)  Theravance, Inc. *                                                                  (2,601,600)
                                                                                                    ---------------
                                                                                                       (11,733,728)
                                                                                                    ---------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds $(66,090,163))                (64,136,636)
                                                                                                    ---------------

     NUMBER OF
     CONTRACTS
-------------------
                    WRITTEN OPTIONS ((0.70)%)
                    -------------------------
                    DENTAL SUPPLIES & EQUIP ((0.03)%)
           (1,435)  Align Technology, Inc., $25.00, 07/21/07 Call                                          (64,575)
                                                                                                    ---------------
                    DIALYSIS CENTERS (0.00%)
             (455)  Gen-Probe, Inc., $50.00, 07/21/07 Put                                                   (4,550)
                                                                                                    ---------------
                    MEDICAL - BIOMEDICAL/GENETICS ((0.07)%)
             (705)  Biogen Idec Inc., $45.00, 07/21/07 Put                                                  (3,525)
             (680)  Genentech Inc., $70.00, 9/22/07 Put                                                    (56,440)
             (695)  Genzyme Corp., $62.50, 07/21/07 Put                                                    (31,275)
             (440)  Savient Phatmaceuticals Inc., $15.00, 9/22/07 Call                                     (11,000)
             (470)  Vertex Pharmaceuticals, Inc., $30.00, 7/21/07 Put                                      (84,600)
                                                                                                    ---------------
                                                                                                          (186,840)
                                                                                                    ---------------
                    MEDICAL - DRUGS ((0.28)%)
           (2,000)  Bristol-Myers Squibb Company, $25.00, 09/22/07 Put                                     (16,000)
           (2,000)  Bristol-Myers Squibb Company, $35.00, 09/22/07 Call                                   (120,000)
             (326)  Chugai Pharmaceutical Co. Ltd., JPY2349, Jul 07 Put **                                 (37,475)
             (600)  Chugai Pharmaceutical Co., Ltd., JPY2479, 7/2007 Put **                               (128,147)
             (375)  Glaxosmithkline Plc - Spon Adr, $52.50, 07/21/07 Put (c)                               (34,875)
             (920)  Glaxosmithkline Plc - Spon Adr, $57.50, 08/18/07 Call (c)                              (29,900)
             (970)  Merck & Company Inc., $47.50, 8/18/07 Put                                              (72,750)
             (970)  Merck & Company Inc., $52.50, 8/18/07 Call                                             (72,750)
             (770)  Osi Pharmaceuticals, Inc., $35.00, 07/21/07 Put                                        (42,350)
             (100)  Roche Holding, CHF205, 09/21/07 Put **                                                 (18,334)
             (100)  Roche Holding, CHF230, 08/17/07 Call **                                                (12,092)
             (535)  Sanofi-Aventis, Adr, $40.00, 7/21/07 Call (c)                                          (46,812)
             (825)  Sepracor Inc., $40.00, 7/21/07 Put                                                     (80,850)
             (425)  Takeda Pharmaceuticals Co. Ltd., JPY8150, 07/07 Call **                                (17,872)
                                                                                                    ---------------
                                                                                                          (730,207)
                                                                                                    ---------------
                    STOCK INDEX ((0.01)%)
             (640)  Pharmaceutical Holdrs Trust, $75.00, 8/18/07 Put                                       (12,800)

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

     NUMBER OF
     CONTRACTS                                                                               MARKET VALUE/FAIR VALUE
--------------------------------------------------------------------------------------------------------------------
                    WRITTEN OPTIONS (CONTINUED)
                    ---------------------------
                    STOCK INDEX (CONTINUED)
             (640)  Pharmaceutical Holdrs Trust, $90.00, 8/18/07 Call                              $        (6,400)
                                                                                                    ---------------
                                                                                                           (19,200)
                                                                                                    ---------------
                    THERAPEUTICS ((0.31)%)
             (920)  Amylin Pharmaceuticals Inc., $40.00, 7/21/07 Put                                       (53,360)
           (1,185)  Dendreon Corp., $12.50, 8/18/07 Put                                                   (687,300)
           (1,185)  Dendreon Corp., $30.00, 08/18/07 Call                                                   (5,925)
           (1,390)  Gilead Sciences, Inc., $36.25, 07/21/07 Put                                            (27,800)
              (30)  Gilead Sciences, Inc., $36.25, 08/18/07 Put                                             (1,650)
             (640)  Onyx Pharmaceuticals Inc., $25.00, 7/21/07 Put                                         (16,000)
             (645)  Onyx Pharmaceuticals, Inc., $40.00, 07/21/07 Call                                       (6,450)
                                                                                                    ---------------
                                                                                                          (798,485)
                                                                                                    ---------------
                    TOTAL WRITTEN OPTIONS (Proceeds $(2,384,937))                                       (1,803,857)
                                                                                                    ---------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(68,475,100))                        (65,940,493)
                                                                                                    ---------------

                                                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------
                    DERIVATIVE CONTRACTS ((0.19%))
                    ------------------------------
                    SWAPS ((0.19%))
                    Equity Swap, long exposure                                                            (880,514)
                    Equity Swap, short exposure                                                            389,334
                                                                                                    ---------------
                                                                                                          (491,180)
                                                                                                    ---------------
                    TOTAL DERIVATIVE CONTRACTS--net                                                       (491,180)
          TOTAL INVESTMENTS IN SECURITIES -- 95.48%                                                    244,997,134
                                                                                                    ---------------
          OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 4.52%                                          11,600,823
                                                                                                    ---------------
          TOTAL NET ASSETS -- 100.00%                                                              $   256,597,957
                                                                                                    ===============

 *   Non-income producing securitiy
 **  Foreign
 (a) Partially or wholly held ($229,342,243 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
 (b) Private investment in public equity (freely tradeable) at market value.
 (c) American Depository Receipt
 (d) Australian Dollar






    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

EQUITY SWAPS
------------

UBS  EUCALYPTUS  FUND, L.L.C.  HAD  THE   FOLLOWING  OPEN  EQUITY  SWAPS  AS  OF
JUNE 30, 2007:

    Notional      Maturity                            Description                                          Unrealized
     Amount         Date                              -----------                                  Appreciation/(Depreciation)
     ------         ----                                                                           ---------------------------

  $17,443,205        *      Agreement with Goldman Sachs & Co., to receive the total return of the Orbimed Custom Index M&A Modified in exchange for an amount to
                            be paid monthly, equal to the USD LIBOR-BBA Monthly plus 40 bps.               $(880,514)

 $(20,142,309)       *      Agreement with Goldman Sachs & Co., to receive the
                            total return of the Retail Negative Spending Index
                            in exchange for an amount to be
                            paid monthly, equal to the USD LIBOR-BBA Monthly plus 40 bps.                  $ 389,334
                                                                                                   --------------------------

                                                                                                           $(491,180)
                                                                                                   ==========================

-----------------
*  Perpetual maturity. Resets monthly.

                                                                       June 30, 2007
Investments in Securities - By Country                         Percentage of Net Assets (%)
---------------------------------------                        ----------------------------
United States of America                                                  84.87%
Japan                                                                     11.98%
Switzerland                                                                1.85%
United Kingdom                                                             1.91%
Canada                                                                     1.04%
Italy                                                                      0.05%
Germany                                                                   (0.08)%
Austria                                                                   (0.68)%
Spain                                                                     (0.94)%
Belgium                                                                   (1.60)%
Denmark                                                                   (2.73)%

                                                                       June 30, 2007
Investments in Derivative Contracts - By Country               Percentage of Net Assets (%)
-------------------------------------------------              ----------------------------
United States of America                                                  (0.19)%


    The preceding notes are an integral part of these financial statements.
                                                                              22

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Eucalyptus Fund L.L.C.
            -----------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         ----------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              August 24, 2007
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         ----------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              August 24, 2007
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         ----------------------------------------------------
                           Robert Aufenanger, Principal Accounting Officer (principal financial officer)

Date              August 24, 2007
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.